Software Development Cost	12 Months Ended
Dec. 31, 2018
Tradeweb Markets LLC
Entity Information [Line Items]
Software Development Cost

8.           Software Development Cost

The components of Software development costs, net of accumulated amortization are as follows (in thousands):

	Successor	Predecessor
	December 31,	December 31,
	2018	2017
Software development costs	$175,656	$218,382
Accumulated amortization	(5,074)	(177,201)
Software development costs, net of accumulated amortization	$170,582	$41,181

For October 1, 2018 to December 31, 2018, January 1, 2018 to September 30, 2018 and for the years ended December 31, 2017 and 2016, software development costs totaling $7,156,000,  $19,523,000,  $27,157,000 and $25,351,000, respectively, were capitalized. In addition, on October 1, 2018, a fair value of $168,500,000 was assigned to software development costs of the Company as a result of the Refinitiv Transaction. Non-capitalized software costs and routine maintenance costs are expensed as incurred and are included in employee compensation and benefits and professional fees on the consolidated statements of income. For October 1, 2018 to December 31, 2018, January 1, 2018 to September 30, 2018 and for the years ended December 31, 2017 and 2016, amortization expense related to these assets was $5,074,000,  $19,962,000,  $25,420,000 and $26,824,000 respectively.